Share-Based Payments - Schedule of Range of Exercise Prices and the Remaining Contractual Life (Details) - MoneyHero Share Options [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Exercise price US$ per share (in Dollars per share)	$ 0.0001	$ 0.0001
Number of Share Option exercisable at the end of reporting period	350,483	690,055
Bottom of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	7 years	8 years
Top of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	7 years 1 month 24 days	8 years 1 month 24 days